OTHER CURRENT ASSETS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Total [Member]
Fair value beginning balance	$ 3,786,791	$ 13,018,791
Settlement of Liabilities	(750,000)
Additions		0	$ 8,759,791
Unrealized Gain on Changes in Fair Value of Investments		3,787,665	4,259,000
Non-Cash Additions		287,000	0
Unrealized Loss on Changes in Fair Value of Investments		(8,353,843)	0
Transfer to Assets Held For Sale		(8,456,665)	0
Transferred Back from Assets Held for Sale		3,503,843	0
Fair value evening balance	3,036,791	3,786,791	13,018,791
Other Investments [Member]
Fair value beginning balance	1,066,791	779,791
Settlement of Liabilities	0
Additions		0	259,791
Unrealized Gain on Changes in Fair Value of Investments		0	520,000
Non-Cash Additions		287,000
Unrealized Loss on Changes in Fair Value of Investments		0	0
Transfer to Assets Held For Sale		0	0
Transferred Back from Assets Held for Sale		0	0
Fair value evening balance	1,066,791	1,066,791	779,791
Old Pal [Member]
Fair value beginning balance	1,970,000	4,430,000
Settlement of Liabilities	0
Additions		0	2,000,000
Unrealized Gain on Changes in Fair Value of Investments		2,492,822	2,430,000
Non-Cash Additions		0	0
Unrealized Loss on Changes in Fair Value of Investments		0	0
Transfer to Assets Held For Sale		(4,952,822)	0
Transferred Back from Assets Held for Sale		0	0
Fair value evening balance	1,970,000	1,970,000	4,430,000
The Hacienda Company LLC [Member]
Fair value beginning balance	750,000	2,209,000
Settlement of Liabilities	(750,000)
Additions		0	1,500,000
Unrealized Gain on Changes in Fair Value of Investments		1,294,843	709,000
Non-Cash Additions		0	0
Unrealized Loss on Changes in Fair Value of Investments		(2,753,843)	0
Transfer to Assets Held For Sale		(3,503,843)	0
Transferred Back from Assets Held for Sale		3,503,843	0
Fair value evening balance	0	750,000	2,209,000
ToroVerde Inc [Member]
Fair value beginning balance	0	5,600,000
Settlement of Liabilities	0
Additions		0	5,000,000
Unrealized Gain on Changes in Fair Value of Investments		0	600,000
Non-Cash Additions		0	0
Unrealized Loss on Changes in Fair Value of Investments		(5,600,000)	0
Transfer to Assets Held For Sale		0	0
Transferred Back from Assets Held for Sale		0	0
Fair value evening balance	$ 0	$ 0	$ 5,600,000